SEGMENT AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2013
SEGMENT AND GEOGRAPHIC INFORMATION
SEGMENT AND GEOGRAPHIC INFORMATION

22.                               SEGMENT AND GEOGRAPHIC INFORMATION

The Group has been organized with four business segments: online degree programs, online tutoring programs, private primary and secondary schools and international and elite curriculum programs.

The Group’s chief operating decision maker is its chief executive officer.  Segment information provided to the chief operating decision maker is prepared using US GAAP.

The following sets forth the relevant information for the Group’s operating segments:

	As of December 31,
	2012	2013
	RMB	RMB

Assets
Online degree programs	937,541	1,018,814
Online tutoring programs	49,980	64,138
Private primary and secondary schools	150,723	148,576
International and elite curriculum programs	23,132	19,996
Corporate assets	80,877	89,246

Total assets	1,242,253	1,340,770

Liabilities
Online degree programs	184,190	186,491
Online tutoring programs	57,188	62,039
Private primary and secondary schools	112,008	103,552
International and elite curriculum programs	38,081	37,505
Corporate liabilities	3,684	288,542

Total liabilities	395,151	678,129

The operating results of each segment are presented in the following table.

	For the years ended December 31,
	2011	2012	2013
	RMB	RMB	RMB

Net revenue
Online degree programs	347,107	393,343	438,375
Online tutoring programs	25,755	25,266	31,312
Private primary and secondary schools	49,653	59,937	68,747
International and elite curriculum programs	13,344	9,776	9,506

Total net revenue	435,859	488,322	547,940

Cost of revenue
Online degree programs	124,242	137,689	147,597
Online tutoring programs	9,107	11,861	10,829
Private primary and secondary schools	36,127	42,713	46,945
International and elite curriculum programs	16,128	9,846	5,628

Total cost of revenue	185,604	202,109	210,999

Gross profit (loss)
Online degree programs	222,865	255,654	290,778
Online tutoring programs	16,648	13,405	20,483
Private primary and secondary schools	13,526	17,224	21,802
International and elite curriculum programs	(2,784)	(70)	3,878

Total gross profit	250,255	286,213	336,941

The Group does not allocate operating expenses to individual segments when making decisions about allocating resources to such segments and assessing their performance.  The Group primarily operates in the PRC.  All of the Group’s long-lived assets are located in the PRC.

The detail of net revenue of the Group was as follows:

	For the years ended December 31,
	2011	2012	2013
	RMB	RMB	RMB
Third parties:
Online degree programs	97,284	121,541	146,816
Online tutoring programs	25,755	25,266	31,312
Private primary and secondary schools	49,653	59,937	68,747
International and elite curriculum programs	13,344	9,776	9,506
	186,036	216,520	256,381
Related parties:
Online education technical services, consulting services and recruiting services	249,823	271,802	291,559
	249,823	271,802	291,559
	435,859	488,322	547,940

The carrying amounts of goodwill and acquired intangible assets by operating segments were as follows:

	As of December 31,
	2012	2013
	RMB	RMB
Acquired intangible assets, net:
Online degree programs	43,798	41,439
Online tutoring programs	4,324	4,315
Private primary and secondary schools	2,442	2,189
International and elite curriculum programs	3,935	3,473
	54,499	51,416
Goodwill:
Online degree programs	17,960	17,960
Online tutoring programs	20,798	20,798
Private primary and secondary schools	—	—
International and elite curriculum programs	4,497	4,497
	43,255	43,255